Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Employees [line items]
Number of employees	99,417	95,359
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Number of employees	25
Men [member]
Disclosure of Information About Employees [line items]
Number of employees	75
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	3.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,258
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	2,179
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	35.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,726
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	24,871
Between 36 to 45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	32.00%
Between 36 to 45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	6,989
Between 36 to 45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	25,139
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	22.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,775
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	16,884
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	8.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,659
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	5,937